BORROWINGS - Schedule of Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Short-term borrowings
Total short-term borrowings	$ 3,739	$ 4,333
Long-term borrowings
Long-term borrowings and lease obligation	20,320	30,781
Total borrowings	24,059	35,114
Other
Long-term borrowings
Long-term borrowings and lease obligation	901	827
Debt issued by GE | Senior notes
Long-term borrowings
Long-term borrowings	$ 4,724	$ 5,373
Average Rate	2.62%	2.87%
Debt assumed by GE | Senior and subordinated notes
Long-term borrowings
Long-term borrowings	$ 8,406	$ 11,306
Average Rate	4.71%	3.73%
Debt issued by GE Capital | Senior notes
Long-term borrowings
Long-term borrowings	$ 6,289	$ 13,274
Average Rate	3.95%	4.26%
Senior notes | Debt issued by GE
Short-term borrowings
Current portion of long-term borrowings	$ 464	$ 1,242
Long-term borrowings
Average Rate	0.98%	1.38%
Senior notes | Debt issued by GE Capital
Short-term borrowings
Current portion of long-term borrowings	$ 1,188	$ 1,370
Long-term borrowings
Average Rate	1.54%	0.63%
Senior and subordinated notes | Debt assumed by GE
Short-term borrowings
Current portion of long-term borrowings	$ 1,973	$ 1,645
Long-term borrowings
Average Rate	1.50%	2.05%
Other
Short-term borrowings
Other	$ 115	$ 76